Fair Value Measurements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurements
Transfers between level 1 and level 2	$ 0	$ 0	$ 0
Transfers level 2 and level 3		0	0
Transfers into or out of level 3		0	0
Recurring
Fair Value Measurements
Financial liabilities			10,390
Private placement warrants
Fair Value Measurements
Financial liabilities	2,069	2,069
Note payable
Fair Value Measurements
Financial liabilities			7,756
Research and development license consideration
Fair Value Measurements
Financial liabilities			2,634
Cash Equivalents
Fair Value Measurements
Financial assets	112,580	112,580
Level 1 | Cash Equivalents
Fair Value Measurements
Financial assets	112,580	112,580
Level 2 | Private placement warrants
Fair Value Measurements
Financial liabilities	$ 2,069	$ 2,069
Level 3 | Recurring
Fair Value Measurements
Financial liabilities			10,390
Level 3 | Note payable
Fair Value Measurements
Financial liabilities			7,756
Level 3 | Research and development license consideration
Fair Value Measurements
Financial liabilities			$ 2,634